Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other financial assets [abstract]
Summary of Other Financial Assets
As of the indicated dates, the balances of “Other Financial Assets” were as follows:

	12.31.24	12.31.23
Receivables from Spot Sales of Foreign Currency Pending Settlement	47,075,011	27,499,298
Receivables from Spot Sales of Government Securities Pending Settlement	1,279,672,017	75,361,000
Sundry Debtors	164,259,476	163,003,005
Mutual Funds	340,756,853	116,427,994
Premiums from financial guarantee contracts	9,782,991	13,134,982
Interest accrued receivable	23,288,463	26,856,603
Fiduciary Participation Certificates	21,246,908	131,029
Balances from claims pending recovery	61,985	9,277
Others	617,735	—
Minus: Allowances	(1,589,042)	(1,343,610)
Total	1,885,172,397	421,079,578

Summary of Credit Rating Quality Analysis of Other Financial Assets
The credit rating quality analysis of Other Financial Assets as of December 31, 2024, was as follows:

	Debtors for Sale of Foreign Currency	Debtors for Cash sale of Government Securities to be Settled	Sundry Debtors	Mutual Funds	Premiums from financial guarantee contracts	Interest accrued receivable	Fiduciary participation certificates	Balances from claims pending recovery
Not yet due	47,075,011	1,279,672,017	164,214,087	340,756,853	9,782,991	23,288,463	21,246,908	679,720
Impaired/Uncollectible	—	—	45,389	—	—	—	—	—
Allowances	—	—	(1,589,042)	—	—	—	—	—
Total	47,075,011	1,279,672,017	162,670,434	340,756,853	9,782,991	23,288,463	21,246,908	679,720